OTHER FINANCIAL ASSETS - Summary of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure of other financial assets [line items]
Total	$ (618,712,227)	$ (359,494,922)
Receivables from Spot Sales of Foreign Currency Pending Settlement
Disclosure of other financial assets [line items]
Total	(8,524,873)	(23,446,577)
Receivables from Spot Sales of Government Securities Pending Settlement
Disclosure of other financial assets [line items]
Total	(340,961,314)	(64,254,638)
Sundry Debtors
Disclosure of other financial assets [line items]
Total	(103,725,033)	(139,452,502)
Mutual Funds
Disclosure of other financial assets [line items]
Total	(135,410,532)	(99,269,365)
Premiums for Financial Collateral Contracts
Disclosure of other financial assets [line items]
Total	(9,360,282)	(11,199,208)
Interest Accrued Receivable
Disclosure of other financial assets [line items]
Total	(20,835,222)	(22,898,599)
Fiduciary Participation Certificates
Disclosure of other financial assets [line items]
Total	(190,567)	(111,718)
Balances from Claims Pending Recovery
Disclosure of other financial assets [line items]
Total	(39,866)	(7,910)
Minus: Allowance for Loan Losses
Disclosure of other financial assets [line items]
Total	(699,321)	(1,145,595)
Other Financial Assets
Disclosure of other financial assets [line items]
Total	$ (363,859)	$ 0